Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Movement in Right-of-Use Asset	Movement in the right-of-use asset during the year ended December 31, 2023, is shown below.

Office Buildings
$’000
2023
Balance at January 1	—
Additions to right of use assets	1,179
Depreciation charge	(247)
Exchange difference	14
Balance at December 31	946

Maturity Analysis of Lease Payments on an Undiscounted Basis	The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

Maturity Analysis
$’000
At December 31, 2023
Less than one year	360
One to two years	288
Two to three years	288
Three to four years	144
Total undiscounted lease payable	1,080